Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 528,919	$ 441,355	$ 404,948
Loss from disposal of fixed assets	$ 983	$ 1,559